UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-4171

        Credit Suisse Cash Reserve Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Cash Reserve Fund
Schedule of Investments
September 30, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (64.4%)
ASSET BACKED (55.8%)
$2,000	Amstel Funding Corp.	(A-1+ , P-1)	10/17/05	3.590	$1,996,835
2,000	Atlantis One Funding Corp.	(A-1+ , P-1)	10/24/05	3.573	1,995,477
1,401	Barton Capital Corp.	(A-1+ , P-1)	10/13/05	3.785	1,399,235
1,730	Beta Finance, Inc.	(A-1+ , P-1)	10/31/05	3.693	1,724,709
2,000	Clipper Receivables Corp.	(A-1 , P-1)	11/03/05	3.686	1,993,290
2,500	Compass Securitization LLC	(A-1 , P-1)	10/28/05	3.802	2,492,894
2,000	Five Finance Corp.	(A-1+ , P-1)	10/03/05	3.507	1,999,613
2,500	Giro Funding Corp.	(A-1 , P-1)	12/15/05	3.914	2,479,792
2,500	Harwood Street Funding LLC	(A-1+ , P-1)	10/13/05	3.827	2,496,816
2,000	Hertz Fleet Funding LLC	(A-1 , P-1)	10/05/05	3.621	1,999,198
1,979	Kitty Hawk Funding Corp.	(A-1+ , P-1)	10/25/05	3.603	1,974,290
873	Liberty Harbour CDO, Inc.	(A-1+ , P-1)	10/05/05	3.720	872,640
1,800	Liberty Harbour CDO, Inc.	(A-1+ , P-1)	10/26/05	3.756	1,795,325
2,500	Mane Funding Corp.	(A-1+ , P-1)	12/19/05	3.896	2,478,823
2,000	Maximillian Capital Corp.	(A-1 , P-1)	10/05/05	3.661	1,999,189
600	Paradigm Funding LLC	(A-1 , P-1)	10/07/05	3.651	599,636
907	Paradigm Funding LLC	(A-1 , P-1)	10/13/05	3.806	905,851
2,500	Perry Global Funding, LLC	(A-1+ , P-1)	12/19/05	3.896	2,478,824
2,000	Romulus Funding Corp.	(A-1 , P-1)	12/05/05	3.745	1,986,603
2,000	Sigma Finance, Inc.	(A-1+ , P-1)	10/31/05	3.683	1,993,900
2,000	Tango Finance Corp.	(A-1+ , P-1)	11/04/05	3.713	1,993,049
2,178	White Pine Finance LLC	(A-1+ , P-1)	10/25/05	3.471	2,173,020

TOTAL ASSET BACKED (Cost $41,829,009)					41,829,009

BANKS (8.6%)
2,000	Alliance & Leicester PLC	(A-1 , P-1)	11/03/05	3.710	1,993,253
2,000	ING USA Funding LLC	(A-1+ , P-1)	10/28/05	3.630	1,994,555
2,500	Morgan Stanley	(A-1 , P-1)	10/21/05	3.819	2,494,709

TOTAL BANKS (Cost $6,482,517)					6,482,517

TOTAL COMMERCIAL PAPER (Cost $48,311,526)					48,311,526

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS (10.7%)
Finance
$2,000	Bank One NA ##	(AA- , Aa2)	10/17/05	3.709	$2,001,432
2,000	Citigroup, Inc. ##	(AA- , Aa1)	11/21/05	3.935	2,002,208
2,000	Goldman Sachs Group, Inc. ##	(A+ , Aa3)	08/01/06	3.733	2,001,481
2,000	Merrill Lynch & Company, Inc. ##	(A+ , Aa3)	12/19/05	3.936	2,000,766

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $8,005,887)					8,005,887

UNITED STATES AGENCY OBLIGATIONS (5.9%)
1,879	Fannie Mae Discount Notes	(AAA , Aaa)	10/14/05	2.386	1,877,381
2,000	Fannie Mae Discount Notes	(AAA , Aaa)	11/23/05	3.560	1,989,576
530	Freddie Mac Discount Notes	(AAA , Aaa)	02/07/06	3.417	523,334

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,390,291)					4,390,291

REPURCHASE AGREEMENT (19.2%)
14,417	Goldman Sachs Tri Party Repo (Agreement
	dated 9/30/05, to be repurchased at
	$14,422,463, collateralized by $2,685,000
	Federal Home Loan Bank 7.61% due 2/25/15,
	$10,093,000 Freddie Mac Note 4.75% due
	12/08/10 and $1,465,000 Federal Home Loan
	Bank 3.90% due 2/25/08. Market Value of
	collateral is $14,710,913) (Cost $14,417,000)	(A-1+ , P-1)	10/03/05	3.750	14,417,000

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $75,124,704)					75,124,704

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)					(133,685)

NET ASSETS (100.0%)					$74,991,019

Average Weighted Maturity – 28 days (Unaudited)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of September 30, 2005 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation– The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing the Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Cash Reserve Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005